S-K 1602(a)(3) Forepart, Sponsor Compensation	Mar. 30, 2026 USD ($) $ / shares shares
Class A Ordinary Share [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,850,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	485,000